SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 12, 2022	Dec. 22, 2020	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs								$ 0	$ 242,000
Statutory tax rate								21.00%	21.00%
Unrecognized tax benefits								$ 0	$ 0
Anti-dilutive securities attributable to warrants (in shares)						815,639,881	532,985,814	682,888,260	515,063,300
MedTech Acquisition Corp
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash			$ 103,975			$ 103,975		$ 153,563	$ 200,884
Cash equivalents			0			$ 0		0	$ 0
Accretion of carrying value to redemption value			$ 360,623	$ 364,326	$ 48,138			$ 2,171,303
Redemption price per share			$ 10.52			$ 10.52		$ 10.14
Number of public shares held	23,046,578
Amount removed from trust account	$ 232,370,000
Per share removal from trust account	$ 10.08
Remaining amount held in the trust account	$ 19,700,000
Shares outstanding								1,953,422
Deposited into trust account								$ 78,137
Percent of deposits funded by TriSalus								50.00%
Offering costs						$ 14,161,525
Income tax provision			4.49%		1.17%	5.09%	0.54%	9.34%	0.00%
Statutory tax rate			21.00%		21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits			$ 0			$ 0		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties			$ 0			0		$ 0	$ 0
Offering costs		$ 14,161,525
MedTech Acquisition Corp | Extension Note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percent of deposits drawn down								50.00%
MedTech Acquisition Corp | Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs						13,638,664
Offering costs related to IPO		13,638,664
MedTech Acquisition Corp | Class A Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive securities attributable to warrants (in shares)								13,266,666
MedTech Acquisition Corp | Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accretion of carrying value to redemption value						$ 299,531		$ (2,093,167)
Redemption price per share								$ 10.14	$ 10.00
Number of shares subject to redemption			1,144,794			1,144,794		1,953,422	25,000,000
Anti-dilutive securities attributable to warrants (in shares)						13,266,666
MedTech Acquisition Corp | First extension note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redemption of public shares						23,046,578
Accretion of carrying value to redemption value						$ 232,370,000
Redemption price per share			$ 10.08			$ 10.08
Deposited in trust account			$ 19,700,000			$ 19,700,000
Deposited into trust account			$ 78,137			$ 78,137
Number of shares subject to redemption			1,953,422			1,953,422
MedTech Acquisition Corp | Second extension note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redemption of public shares						808,628
Accretion of carrying value to redemption value						$ 8,480,000
Redemption price per share			$ 10.49			$ 10.49
Deposited in trust account			$ 12,000,000.00			$ 12,000,000.00
Deposited into trust account			$ 45,791			$ 45,791
Number of shares subject to redemption			1,144,794			1,144,794
MedTech Acquisition Corp | Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs						$ 514,106
Offering costs		514,106
MedTech Acquisition Corp | Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs						$ 8,755
Offering costs		$ 8,755